Quarterly Holdings Report
for

Fidelity® Small Cap Growth Index Fund

March 31, 2021

SGR-QTLY-0521
1.9896349.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	2,549	$120,211
ATN International, Inc.	61	2,996
Bandwidth, Inc. (a)	4,394	556,896
Cincinnati Bell, Inc. (a)	3,398	52,159
Cogent Communications Group, Inc.	9,687	666,078
Consolidated Communications Holdings, Inc. (a)	1,433	10,318
IDT Corp. Class B (a)	2,906	65,850
Iridium Communications, Inc. (a)	17,593	725,711
Ooma, Inc. (a)	4,912	77,855
ORBCOMM, Inc. (a)	2,247	17,145
Vonage Holdings Corp. (a)	30,308	358,241
		2,653,460
Entertainment - 0.1%
Glu Mobile, Inc. (a)	34,015	424,507
LiveXLive Media, Inc. (a)(b)	1,394	6,050
		430,557
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	20,126	479,603
Eventbrite, Inc. (a)(b)	14,720	326,195
EverQuote, Inc. Class A (a)	3,189	115,729
MediaAlpha, Inc. Class A	2,858	101,259
QuinStreet, Inc. (a)	3,647	74,034
Yelp, Inc. (a)	3,048	118,872
		1,215,692
Media - 0.6%
AMC Networks, Inc. Class A (a)(b)	2,610	138,748
Cardlytics, Inc. (a)	6,827	748,922
Daily Journal Corp. (a)	215	68,037
Gray Television, Inc.	5,942	109,333
Liberty Media Corp.:
Liberty Braves Class A (a)	1,256	35,809
Liberty Braves Class C (a)	5,013	139,462
Loral Space & Communications Ltd.	608	22,903
Meredith Corp.	4,541	135,231
TechTarget, Inc. (a)	5,462	379,336
WideOpenWest, Inc. (a)	5,881	79,923
		1,857,704
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	9,986	140,503
Gogo, Inc. (a)	11,839	114,365
Shenandoah Telecommunications Co.	10,980	535,934
		790,802

TOTAL COMMUNICATION SERVICES		6,948,215

CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.4%
Dorman Products, Inc. (a)	6,057	621,690
Fox Factory Holding Corp. (a)	9,448	1,200,463
Gentherm, Inc. (a)	7,472	553,750
LCI Industries	5,626	744,207
Motorcar Parts of America, Inc. (a)	520	11,700
Patrick Industries, Inc.	4,829	410,465
Standard Motor Products, Inc.	663	27,568
Visteon Corp. (a)	6,321	770,846
XPEL, Inc. (a)	3,810	197,853
		4,538,542
Automobiles - 0.2%
Winnebago Industries, Inc.	7,135	547,326
Distributors - 0.1%
Core-Mark Holding Co., Inc.	9,463	366,123
Diversified Consumer Services - 0.3%
Aspen Group, Inc. (a)	5,398	32,388
Perdoceo Education Corp. (a)	15,798	188,944
Strategic Education, Inc.	5,538	508,998
Universal Technical Institute, Inc. (a)	6,908	40,343
Vivint Smart Home, Inc. Class A (a)	3,867	55,375
WW International, Inc. (a)	2,631	82,298
		908,346
Hotels, Restaurants & Leisure - 4.6%
Accel Entertainment, Inc. (a)	11,294	123,443
Bally's Corp.	4,087	265,573
Bloomin' Brands, Inc.	20,018	541,487
Brinker International, Inc.	6,876	488,609
Caesars Entertainment, Inc. (a)	24,124	2,109,644
Churchill Downs, Inc.	8,674	1,972,641
Cracker Barrel Old Country Store, Inc.	2,308	399,007
Dave & Buster's Entertainment, Inc. (a)	3,663	175,458
Denny's Corp. (a)	9,237	167,282
Dine Brands Global, Inc.	232	20,887
El Pollo Loco Holdings, Inc. (a)	309	4,981
Everi Holdings, Inc. (a)	6,637	93,648
GAN Ltd. (b)	5,859	106,634
Golden Entertainment, Inc. (a)	1,409	35,591
Hilton Grand Vacations, Inc. (a)	19,469	729,893
Jack in the Box, Inc.	587	64,441
Lindblad Expeditions Holdings (a)	5,877	111,075
Marriott Vacations Worldwide Corp.	1,205	209,887
Monarch Casino & Resort, Inc. (a)	2,065	125,180
NeoGames SA	683	24,431
Noodles & Co. (a)	3,581	37,063
Papa John's International, Inc.	6,355	563,307
Penn National Gaming, Inc. (a)	17,854	1,871,813
PlayAGS, Inc. (a)	1,598	12,912
Red Rock Resorts, Inc.	11,275	367,452
Ruth's Hospitality Group, Inc.	7,404	183,841
Scientific Games Corp. Class A (a)	9,371	360,971
SeaWorld Entertainment, Inc. (a)	5,070	251,827
Shake Shack, Inc. Class A (a)	8,027	905,205
Texas Roadhouse, Inc. Class A	15,001	1,439,196
Wingstop, Inc.	6,774	861,450
		14,624,829
Household Durables - 2.6%
Casper Sleep, Inc. (a)	1,359	9,839
Cavco Industries, Inc. (a)	2,102	474,232
GoPro, Inc. Class A (a)(b)	24,948	290,395
Hamilton Beach Brands Holding Co. Class A	417	7,560
Helen of Troy Ltd. (a)	5,578	1,175,061
Hooker Furniture Corp.	89	3,245
Installed Building Products, Inc.	5,232	580,124
iRobot Corp. (a)(b)	6,308	770,711
KB Home	3,019	140,474
Legacy Housing Corp. (a)	288	5,106
LGI Homes, Inc. (a)	5,096	760,884
Lovesac (a)(b)	2,294	129,840
Meritage Homes Corp. (a)	474	43,570
Purple Innovation, Inc. (a)	7,429	235,128
Skyline Champion Corp. (a)	12,057	545,700
Sonos, Inc. (a)	27,496	1,030,275
Taylor Morrison Home Corp. (a)	2,937	90,489
TopBuild Corp. (a)	7,560	1,583,291
Universal Electronics, Inc. (a)	2,633	144,736
		8,020,660
Internet & Direct Marketing Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,825	160,828
CarParts.com, Inc. (a)(b)	7,188	102,645
Magnite, Inc. (a)	14,073	585,578
Overstock.com, Inc. (a)	7,984	529,020
PetMed Express, Inc. (b)	4,444	156,318
Quotient Technology, Inc. (a)	11,051	180,573
Shutterstock, Inc.	4,998	445,022
Stamps.com, Inc. (a)	3,882	774,498
Stitch Fix, Inc. (a)(b)	11,403	564,905
The RealReal, Inc. (a)	14,598	330,353
Waitr Holdings, Inc. (a)	19,210	56,285
		3,886,025
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,751	72,369
Clarus Corp.	469	8,001
Johnson Outdoors, Inc. Class A	592	84,508
Malibu Boats, Inc. Class A (a)	4,761	379,356
Marine Products Corp.	1,626	26,455
MasterCraft Boat Holdings, Inc. (a)	4,224	112,316
Sturm, Ruger & Co., Inc.	3,359	221,929
YETI Holdings, Inc. (a)	18,286	1,320,432
		2,225,366
Multiline Retail - 0.0%
Big Lots, Inc.	665	45,420
Franchise Group, Inc.	596	21,522
		66,942
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	1,293	34,898
America's Car Mart, Inc. (a)	1,058	161,207
Asbury Automotive Group, Inc. (a)	1,728	339,552
Boot Barn Holdings, Inc. (a)	6,001	373,922
Camping World Holdings, Inc. (b)	7,488	272,413
Envela Corp. (a)	1,429	7,174
GrowGeneration Corp. (a)	9,321	463,160
Lithia Motors, Inc. Class A (sub. vtg.)	2,904	1,132,821
Lumber Liquidators Holdings, Inc. (a)	990	24,869
Monro, Inc.	3,660	240,828
Murphy U.S.A., Inc.	5,859	846,977
National Vision Holdings, Inc. (a)	15,230	667,531
OneWater Marine, Inc. Class A (a)	2,326	92,947
Rent-A-Center, Inc.	9,818	566,106
RH (a)	3,600	2,147,760
Sleep Number Corp. (a)	2,376	340,932
Sportsman's Warehouse Holdings, Inc. (a)	9,760	168,262
The Aaron's Co., Inc.	993	25,500
The Children's Place Retail Stores, Inc. (a)	2,266	157,940
Winmark Corp.	169	31,507
		8,096,306
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	15,237	1,225,817
Deckers Outdoor Corp. (a)	6,386	2,110,062
Steven Madden Ltd.	8,253	307,507
Superior Group of Companies, Inc.	347	8,821
		3,652,207

TOTAL CONSUMER DISCRETIONARY		46,932,672

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Celsius Holdings, Inc. (a)	8,238	395,836
Coca-Cola Bottling Co. Consolidated	1,066	307,839
MGP Ingredients, Inc.	2,199	130,071
National Beverage Corp. (b)	5,393	263,772
Newage, Inc. (a)(b)	10,359	29,627
		1,127,145
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	31,263	1,402,458
Natural Grocers by Vitamin Cottage, Inc.	1,232	21,622
PriceSmart, Inc.	289	27,961
		1,452,041
Food Products - 1.4%
B&G Foods, Inc. Class A	12,816	398,065
Bridgford Foods Corp. (a)	35	543
Cal-Maine Foods, Inc. (a)	2,813	108,075
Calavo Growers, Inc.	3,737	290,141
Freshpet, Inc. (a)	9,324	1,480,744
Hostess Brands, Inc. Class A (a)	12,771	183,136
J&J Snack Foods Corp.	886	139,129
John B. Sanfilippo & Son, Inc.	1,951	176,312
Laird Superfood, Inc.	401	15,025
Lancaster Colony Corp.	4,302	754,399
Limoneira Co.	621	10,868
Mission Produce, Inc. (b)	883	16,786
Sanderson Farms, Inc.	3,566	555,511
Tootsie Roll Industries, Inc.	3,105	102,869
Vital Farms, Inc. (a)(b)	2,298	50,188
		4,281,791
Household Products - 0.3%
Central Garden & Pet Co. (a)	2,474	143,517
Central Garden & Pet Co. Class A (non-vtg.) (a)	742	38,502
WD-40 Co.	2,918	893,433
		1,075,452
Personal Products - 0.5%
elf Beauty, Inc. (a)	10,413	279,381
Inter Parfums, Inc.	4,050	287,267
LifeVantage Corp. (a)	3,008	28,125
MediFast, Inc.	2,585	547,555
Revlon, Inc. (a)	27	333
USANA Health Sciences, Inc. (a)	2,624	256,102
Veru, Inc. (a)	12,483	134,504
		1,533,267
Tobacco - 0.1%
Turning Point Brands, Inc.	2,740	142,946
Vector Group Ltd.	3,604	50,276
		193,222

TOTAL CONSUMER STAPLES		9,662,918

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	359	7,302
Cactus, Inc.	5,079	155,519
DMC Global, Inc.	1,547	83,940
		246,761
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp. (a)	733	3,328
Contango Oil & Gas Co. (a)	4,518	17,620
Dorian LPG Ltd. (a)	1,305	17,135
Goodrich Petroleum Corp. (a)	1,006	9,517
Magnolia Oil & Gas Corp. Class A (a)	25,871	296,999
Nextdecade Corp. (a)	148	395
Uranium Energy Corp. (a)(b)	16,297	46,609
		391,603

TOTAL ENERGY		638,364

FINANCIALS - 3.9%
Banks - 0.9%
Altabancorp	121	5,087
Bank First National Corp.	1,309	98,162
Bank7 Corp.	225	3,962
BayCom Corp. (a)	536	9,659
Cambridge Bancorp	289	24,368
Century Bancorp, Inc. Class A (non-vtg.)	62	5,785
Coastal Financial Corp. of Washington (a)	228	5,978
Customers Bancorp, Inc. (a)	482	15,337
Eastern Bankshares, Inc.	6,521	125,790
Esquire Financial Holdings, Inc. (a)	479	10,926
First Financial Bankshares, Inc.	29,533	1,380,077
First Foundation, Inc.	2,154	50,533
Glacier Bancorp, Inc.	2,315	132,140
Hanmi Financial Corp.	534	10,536
Independent Bank Corp., Massachusetts	502	42,263
Investors Bancorp, Inc.	14,933	219,366
Lakeland Financial Corp.	324	22,418
Meridian Bank/Malvern, PA	234	6,084
National Bank Holdings Corp.	1,758	69,757
Northeast Bank	97	2,560
Reliant Bancorp, Inc.	165	4,739
ServisFirst Bancshares, Inc.	8,317	510,082
Stock Yards Bancorp, Inc.	662	33,802
Unity Bancorp, Inc.	7	154
West Bancorp., Inc.	410	9,877
Westamerica Bancorp.	723	45,390
		2,844,832
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	5,390	281,196
Assetmark Financial Holdings, Inc. (a)	1,548	36,130
BrightSphere Investment Group, Inc.	13,941	284,118
Cohen & Steers, Inc.	5,556	362,973
Cowen Group, Inc. Class A	2,100	73,815
Federated Hermes, Inc. Class B (non-vtg.)	6,284	196,689
Focus Financial Partners, Inc. Class A (a)	8,820	367,088
GAMCO Investors, Inc. Class A	984	18,253
Greenhill & Co., Inc.	3,222	53,099
Hamilton Lane, Inc. Class A	7,336	649,676
Houlihan Lokey	11,744	781,093
Moelis & Co. Class A	12,057	661,688
PJT Partners, Inc.	5,343	361,454
Pzena Investment Management, Inc.	3,890	40,962
Siebert Financial Corp. (a)	2,986	12,093
Silvercrest Asset Management Group Class A	1,045	15,027
StepStone Group, Inc. Class A	2,080	73,362
StoneX Group, Inc. (a)	262	17,130
Value Line, Inc.	131	3,693
Virtus Investment Partners, Inc.	162	38,151
		4,327,690
Consumer Finance - 0.3%
Atlanticus Holdings Corp. (a)	1,171	35,516
CURO Group Holdings Corp.	4,256	62,095
First Cash Financial Services, Inc.	9,294	610,337
Green Dot Corp. Class A (a)	1,056	48,354
PROG Holdings, Inc.	2,006	86,840
		843,142
Diversified Financial Services - 0.0%
GWG Holdings, Inc. (a)	340	2,377
Insurance - 1.2%
BRP Group, Inc. (a)	9,741	265,442
Crawford & Co. Class A	110	1,172
eHealth, Inc. (a)	5,907	429,616
Fednat Holding Co.	26	120
Goosehead Insurance	404	43,301
HCI Group, Inc.	312	23,968
Heritage Insurance Holdings, Inc.	322	3,568
Investors Title Co.	27	4,482
James River Group Holdings Ltd.	5,928	270,435
Kinsale Capital Group, Inc.	4,849	799,115
Midwest Holding, Inc.	80	3,999
Palomar Holdings, Inc. (a)	4,663	312,608
RLI Corp.	7,887	879,953
Selectquote, Inc.	8,241	243,192
Trean Insurance Group, Inc. (a)	390	6,299
Trupanion, Inc. (a)	6,894	525,392
Universal Insurance Holdings, Inc.	1,455	20,865
		3,833,527
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	921	51,668
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	1,094	51,429
Columbia Financial, Inc. (a)	2,917	50,989
Farmer Mac Class C (non-vtg.)	433	43,612
FS Bancorp, Inc.	56	3,763
Greene County Bancorp, Inc.	20	500
Hingham Institution for Savings	14	3,973
Home Point Capital, Inc.	315	2,930
Kearny Financial Corp.	4,503	54,396
NMI Holdings, Inc. (a)	1,213	28,675
Pennymac Financial Services, Inc.	1,194	79,843
Walker & Dunlop, Inc.	569	58,459
Waterstone Financial, Inc.	214	4,370
		382,939

TOTAL FINANCIALS		12,286,175

HEALTH CARE - 33.2%
Biotechnology - 17.4%
4D Molecular Therapeutics, Inc.	1,392	60,385
89Bio, Inc. (a)	1,939	45,916
Abeona Therapeutics, Inc. (a)(b)	3,885	7,304
ADMA Biologics, Inc. (a)(b)	13,881	24,431
Adverum Biotechnologies, Inc. (a)	17,314	170,716
Aeglea BioTherapeutics, Inc. (a)	8,518	67,463
Affimed NV (a)	25,676	203,097
Agenus, Inc. (a)(b)	36,249	98,597
Akebia Therapeutics, Inc. (a)(b)	33,093	112,020
Akero Therapeutics, Inc. (a)(b)	3,041	88,219
Akouos, Inc. (a)	4,393	60,931
Albireo Pharma, Inc. (a)	2,663	93,871
Alector, Inc. (a)	10,497	211,410
Aligos Therapeutics, Inc. (b)	1,864	42,387
Allakos, Inc. (a)	5,975	685,811
Allogene Therapeutics, Inc. (a)(b)	12,307	434,437
Allovir, Inc. (a)(b)	5,298	123,973
ALX Oncology Holdings, Inc. (a)(b)	3,136	231,249
Amicus Therapeutics, Inc. (a)	58,893	581,863
Anavex Life Sciences Corp. (a)(b)	13,289	198,671
Annexon, Inc. (a)	4,786	133,242
Apellis Pharmaceuticals, Inc. (a)	13,723	588,854
Applied Molecular Transport, Inc. (b)	3,989	175,556
Applied Therapeutics, Inc. (a)	3,472	65,117
Aprea Therapeutics, Inc. (a)(b)	1,400	7,140
Aravive, Inc. (a)	2,872	18,926
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,591	189,608
Arcus Biosciences, Inc. (a)	9,655	271,112
Arcutis Biotherapeutics, Inc. (a)	5,215	150,870
Ardelyx, Inc. (a)	16,708	110,607
Arena Pharmaceuticals, Inc. (a)	1,094	75,913
Arrowhead Pharmaceuticals, Inc. (a)	23,375	1,549,996
Assembly Biosciences, Inc. (a)	4,050	18,630
Atara Biotherapeutics, Inc. (a)	13,472	193,458
Athenex, Inc. (a)(b)	16,350	70,305
Athersys, Inc. (a)(b)	39,787	71,617
Atreca, Inc. (a)(b)	6,040	92,593
AVEO Pharmaceuticals, Inc. (a)	3,002	21,975
Avid Bioservices, Inc. (a)	12,440	226,781
Avidity Biosciences, Inc.	5,481	119,541
AVROBIO, Inc. (a)	8,037	101,990
Axcella Health, Inc. (a)	3,234	15,394
Aziyo Biologics, Inc. (b)	271	3,745
Beam Therapeutics, Inc. (a)(b)	9,116	729,645
BeyondSpring, Inc. (a)	3,982	44,081
BioAtla, Inc.	2,077	105,595
BioCryst Pharmaceuticals, Inc. (a)(b)	31,843	323,843
Biohaven Pharmaceutical Holding Co. Ltd. (a)	10,976	750,210
BioXcel Therapeutics, Inc. (a)(b)	2,898	125,078
Black Diamond Therapeutics, Inc. (a)(b)	4,038	97,962
Blueprint Medicines Corp. (a)	12,635	1,228,501
Bolt Biotherapeutics, Inc.	2,269	74,673
BrainStorm Cell Therpeutic, Inc. (a)(b)	6,948	26,611
BridgeBio Pharma, Inc. (a)(b)	21,475	1,322,860
C4 Therapeutics, Inc. (b)	1,950	72,131
Calithera Biosciences, Inc. (a)	14,690	35,550
Calyxt, Inc. (a)	2,169	13,057
CareDx, Inc. (a)	11,499	782,967
CASI Pharmaceuticals, Inc. (a)	13,845	33,228
Catabasis Pharmaceuticals, Inc. (a)	3,287	9,499
Catalyst Pharmaceutical Partners, Inc. (a)	22,664	104,481
Cel-Sci Corp. (a)(b)	6,920	105,253
Centogene NV (a)	1,871	22,695
Checkmate Pharmaceuticals, Inc.	1,587	19,266
Checkpoint Therapeutics, Inc. (a)	12,074	37,912
ChemoCentryx, Inc. (a)	11,325	580,293
Chinook Therapeutics, Inc. (a)	2,571	39,953
Chinook Therapeutics, Inc. rights (a)(c)	985	49
Cidara Therapeutics, Inc. (a)	7,181	19,101
Clovis Oncology, Inc. (a)(b)	19,179	134,637
Codiak Biosciences, Inc. (b)	1,161	17,508
CohBar, Inc. (a)	7,267	9,883
Coherus BioSciences, Inc. (a)(b)	13,459	196,636
Constellation Pharmaceuticals, Inc. (a)	6,971	163,052
ContraFect Corp. (a)	5,560	26,688
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	18,165	35,785
Cortexyme, Inc. (a)(b)	3,310	119,259
Crinetics Pharmaceuticals, Inc. (a)	6,034	92,200
Cue Biopharma, Inc. (a)	6,744	82,277
Cullinan Oncology, Inc.	2,354	98,091
Cytokinetics, Inc. (a)	13,303	309,428
CytomX Therapeutics, Inc. (a)	13,989	108,135
Decibel Therapeutics, Inc.	1,262	14,336
Deciphera Pharmaceuticals, Inc. (a)	8,882	398,269
Denali Therapeutics, Inc. (a)	14,377	820,927
DermTech, Inc. (a)(b)	2,339	118,798
Dicerna Pharmaceuticals, Inc. (a)	15,140	387,130
Dyadic International, Inc. (a)(b)	3,606	19,797
Dynavax Technologies Corp. (a)(b)	20,521	201,721
Dyne Therapeutics, Inc.	2,832	43,981
Eagle Pharmaceuticals, Inc. (a)	2,283	95,292
Editas Medicine, Inc. (a)(b)	15,264	641,088
Eiger Biopharmaceuticals, Inc. (a)	7,066	62,534
Emergent BioSolutions, Inc. (a)	10,307	957,623
Enanta Pharmaceuticals, Inc. (a)	301	14,845
Epizyme, Inc. (a)	12,800	111,488
Esperion Therapeutics, Inc. (a)(b)	5,893	165,299
Evelo Biosciences, Inc. (a)	5,243	56,100
Exicure, Inc. (a)	11,496	25,061
Fate Therapeutics, Inc. (a)	17,385	1,433,393
Fennec Pharmaceuticals, Inc. (a)	4,980	30,926
FibroGen, Inc. (a)	16,564	574,936
Flexion Therapeutics, Inc. (a)(b)	10,024	89,715
Foghorn Therapeutics, Inc.	1,318	17,371
Forma Therapeutics Holdings, Inc. (b)	5,428	152,093
Fortress Biotech, Inc. (a)	15,187	53,610
Frequency Therapeutics, Inc. (a)(b)	5,709	54,236
G1 Therapeutics, Inc. (a)(b)	3,679	88,517
Galectin Therapeutics, Inc. (a)	8,256	17,916
Galera Therapeutics, Inc. (a)	1,896	16,723
Generation Bio Co. (b)	7,242	206,107
Genprex, Inc. (a)(b)	6,760	29,136
Gossamer Bio, Inc. (a)	5,243	48,498
Gritstone Oncology, Inc. (a)	1,080	10,184
Halozyme Therapeutics, Inc. (a)	30,359	1,265,667
Harpoon Therapeutics, Inc. (a)	3,088	64,601
Heron Therapeutics, Inc. (a)(b)	20,141	326,486
Homology Medicines, Inc. (a)	7,721	72,655
Hookipa Pharma, Inc. (a)(b)	3,022	40,646
iBio, Inc. (a)	42,650	65,681
Ideaya Biosciences, Inc. (a)	751	17,649
IGM Biosciences, Inc. (a)(b)	1,695	129,990
Immunic, Inc. (a)	758	12,083
ImmunoGen, Inc. (a)	18,659	151,138
Immunome, Inc.	341	11,553
Immunovant, Inc. (a)	8,561	137,318
Inhibrx, Inc. (a)	1,466	29,423
Inovio Pharmaceuticals, Inc. (a)(b)	42,323	392,757
Inozyme Pharma, Inc. (a)	2,151	42,590
Insmed, Inc. (a)	23,170	789,170
Intellia Therapeutics, Inc. (a)(b)	12,549	1,007,120
Intercept Pharmaceuticals, Inc. (a)(b)	5,915	136,518
Invitae Corp. (a)(b)	27,711	1,058,837
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	36,500	408,070
iTeos Therapeutics, Inc. (a)	3,548	121,271
Kadmon Holdings, Inc. (a)	39,306	152,900
Kalvista Pharmaceuticals, Inc. (a)	844	21,682
Karuna Therapeutics, Inc. (a)	3,600	432,828
Karyopharm Therapeutics, Inc. (a)(b)	16,243	170,876
Keros Therapeutics, Inc.	2,823	173,756
Kindred Biosciences, Inc. (a)	7,142	35,496
Kiniksa Pharmaceuticals Ltd. (a)	5,552	102,768
Kinnate Biopharma, Inc.	2,414	75,220
Kodiak Sciences, Inc. (a)	7,514	852,012
Kronos Bio, Inc. (b)	2,672	78,209
Krystal Biotech, Inc. (a)	3,405	262,321
Kura Oncology, Inc. (a)	14,301	404,289
Kymera Therapeutics, Inc. (a)	1,813	70,453
La Jolla Pharmaceutical Co. (a)(b)	4,147	17,583
Lexicon Pharmaceuticals, Inc. (a)	11,362	66,695
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,301	503,237
LogicBio Therapeutics, Inc. (a)	3,729	27,147
Macrogenics, Inc. (a)	4,438	141,350
Madrigal Pharmaceuticals, Inc. (a)(b)	1,968	230,197
Magenta Therapeutics, Inc. (a)	3,849	45,572
MannKind Corp. (a)(b)	51,571	202,158
Marker Therapeutics, Inc. (a)	5,751	12,882
MediciNova, Inc. (a)(b)	9,807	49,525
MEI Pharma, Inc. (a)	21,660	74,294
MeiraGTx Holdings PLC (a)	4,935	71,212
Mersana Therapeutics, Inc. (a)	12,101	195,794
Metacrine, Inc.	955	5,921
Minerva Neurosciences, Inc. (a)	8,157	23,818
Mirati Therapeutics, Inc. (a)	9,763	1,672,402
Mirum Pharmaceuticals, Inc. (a)(b)	530	10,505
Molecular Templates, Inc. (a)	5,921	74,723
Morphic Holding, Inc. (a)	3,186	201,610
Mustang Bio, Inc. (a)	11,473	38,090
NantKwest, Inc. (a)(b)	6,125	145,408
Natera, Inc. (a)	16,212	1,646,166
Neoleukin Therapeutics, Inc. (a)	7,291	89,752
Neubase Therapeutics, Inc. (a)	3,883	28,695
Neurobo Pharmaceuticals, Inc. (a)	1,548	6,811
Neximmune, Inc.	1,139	21,732
NextCure, Inc. (a)	3,444	34,474
Nkarta, Inc. (a)(b)	3,657	120,315
Novavax, Inc. (a)	3,802	689,341
Nurix Therapeutics, Inc. (a)(b)	4,298	133,625
Nymox Pharmaceutical Corp. (a)(b)	8,043	17,855
Olema Pharmaceuticals, Inc.	2,173	72,100
OncoCyte Corp. (a)	16,194	84,047
Oncorus, Inc. (a)	1,317	18,333
Organogenesis Holdings, Inc. Class A (a)	5,665	103,216
Orgenesis, Inc. (a)	703	4,028
ORIC Pharmaceuticals, Inc. (a)(b)	4,823	118,164
Ovid Therapeutics, Inc. (a)	10,835	43,557
Oyster Point Pharma, Inc. (a)(b)	1,300	23,764
Pandion Therapeutics, Inc. (a)	2,258	135,593
Passage Bio, Inc. (a)	4,023	70,322
PhaseBio Pharmaceuticals, Inc. (a)	3,465	11,989
Pieris Pharmaceuticals, Inc. (a)	11,996	30,830
PMV Pharmaceuticals, Inc.	2,474	81,370
Poseida Therapeutics, Inc. (a)(b)	5,941	56,737
Praxis Precision Medicines, Inc.	2,007	65,749
Precigen, Inc. (a)(b)	12,657	87,207
Precision BioSciences, Inc. (a)	10,104	104,576
Prelude Therapeutics, Inc.	1,772	76,781
Protagonist Therapeutics, Inc. (a)	8,011	207,485
Protara Therapeutics, Inc. (a)	860	13,536
PTC Therapeutics, Inc. (a)	14,123	668,724
Puma Biotechnology, Inc. (a)	7,008	68,118
Radius Health, Inc. (a)	10,343	215,755
RAPT Therapeutics, Inc. (a)	2,479	55,034
Recro Pharma, Inc. (a)(b)	4,285	11,955
REGENXBIO, Inc. (a)	8,873	302,658
Relay Therapeutics, Inc. (a)	8,301	286,966
Replimune Group, Inc. (a)	5,462	166,646
Revolution Medicines, Inc. (a)	9,773	448,385
Rhythm Pharmaceuticals, Inc. (a)	8,646	183,900
Rigel Pharmaceuticals, Inc. (a)	38,945	133,192
Rocket Pharmaceuticals, Inc. (a)(b)	8,544	379,097
Rubius Therapeutics, Inc. (a)(b)	1,441	38,187
Sangamo Therapeutics, Inc. (a)	26,382	330,566
Scholar Rock Holding Corp. (a)	5,851	296,412
Scopus Biopharma, Inc.	1,001	8,458
Seer, Inc. (b)	2,603	130,202
Selecta Biosciences, Inc. (a)	7,267	32,883
Sensei Biotherapeutics, Inc.	1,346	19,557
Seres Therapeutics, Inc. (a)	12,577	258,960
Shattuck Labs, Inc.	2,340	68,422
Sigilon Therapeutics, Inc.	1,383	30,910
Silverback Therapeutics, Inc.	2,276	99,302
Soleno Therapeutics, Inc. (a)	11,321	14,264
Solid Biosciences, Inc. (a)	791	4,374
Sorrento Therapeutics, Inc. (a)(b)	57,187	472,936
Spero Therapeutics, Inc. (a)(b)	4,205	61,898
Springworks Therapeutics, Inc. (a)(b)	5,468	402,281
Spruce Biosciences, Inc.	1,219	20,235
SQZ Biotechnologies Co. (b)	984	13,461
Stoke Therapeutics, Inc. (a)(b)	3,049	118,423
Sutro Biopharma, Inc. (a)	6,326	143,980
Syndax Pharmaceuticals, Inc. (a)	7,089	158,510
Syros Pharmaceuticals, Inc. (a)	10,765	80,522
Taysha Gene Therapies, Inc.	1,547	31,404
TCR2 Therapeutics, Inc. (a)	398	8,788
TG Therapeutics, Inc. (a)	23,702	1,142,436
Translate Bio, Inc. (a)	15,521	255,941
Travere Therapeutics, Inc. (a)	12,655	315,995
Turning Point Therapeutics, Inc. (a)	7,953	752,274
Twist Bioscience Corp. (a)	10,732	1,329,266
Tyme Technologies, Inc. (a)	16,223	28,877
Ultragenyx Pharmaceutical, Inc.(a)	14,520	1,653,247
UNITY Biotechnology, Inc. (a)	8,221	49,326
UroGen Pharma Ltd. (a)(b)	2,704	52,674
Vaxart, Inc. (a)(b)	10,355	62,648
Vaxcyte, Inc.	5,202	102,740
VBI Vaccines, Inc. (a)(b)	33,900	105,429
Veracyte, Inc. (a)	15,156	814,635
Verastem, Inc. (a)	16,066	39,683
Vericel Corp. (a)	9,179	509,893
Viking Therapeutics, Inc. (a)(b)	854	5,402
Vir Biotechnology, Inc. (a)(b)	12,245	627,801
Vor Biopharma, Inc. (a)	2,047	88,226
Voyager Therapeutics, Inc. (a)	6,132	28,882
vTv Therapeutics, Inc. Class A (a)	3,054	8,612
Xencor, Inc. (a)	11,931	513,749
XOMA Corp. (a)	1,105	45,095
Y-mAbs Therapeutics, Inc. (a)	6,894	208,475
Zentalis Pharmaceuticals, Inc.	6,113	265,243
ZIOPHARM Oncology, Inc. (a)(b)	32,437	116,773
		54,882,437
Health Care Equipment & Supplies - 5.9%
Accelerate Diagnostics, Inc. (a)(b)	7,487	62,292
Accuray, Inc. (a)	21,324	105,554
Acutus Medical, Inc. (a)(b)	2,628	35,136
Alphatec Holdings, Inc. (a)	10,899	172,095
Antares Pharma, Inc. (a)	37,846	155,547
Apyx Medical Corp. (a)	546	5,274
Aspira Women's Health, Inc. (a)(b)	18,402	124,214
Atricure, Inc. (a)	9,979	653,824
Atrion Corp.	319	204,578
AxoGen, Inc. (a)	8,473	171,663
Axonics Modulation Technologies, Inc. (a)	6,957	416,655
Bellerophon Therapeutics, Inc. (a)	977	5,071
Beyond Air, Inc. (a)	3,754	20,647
BioLife Solutions, Inc. (a)	3,238	116,568
BioSig Technologies, Inc. (a)	5,471	23,580
Bioventus, Inc. (b)	1,339	20,460
Cantel Medical Corp. (a)	8,666	691,893
Cardiovascular Systems, Inc. (a)	8,982	344,370
Cerus Corp. (a)	37,539	225,609
Chembio Diagnostics, Inc. (a)(b)	3,809	13,370
Co.-Diagnostics, Inc. (a)(b)	6,158	58,747
CONMED Corp.	6,200	809,658
Cryolife, Inc. (a)	6,919	156,231
CryoPort, Inc. (a)(b)	9,127	474,695
Cutera, Inc. (a)	3,946	118,577
CytoSorbents Corp. (a)(b)	9,519	82,625
Eargo, Inc. (a)(b)	1,487	74,276
Electromed, Inc. (a)	1,698	17,897
Genmark Diagnostics, Inc. (a)	15,917	380,416
Glaukos Corp. (a)	9,742	817,646
Heska Corp. (a)	565	95,180
Inari Medical, Inc.	3,030	324,210
Inogen, Inc. (a)	2,786	146,321
Integer Holdings Corp. (a)	4,705	433,331
Intersect ENT, Inc. (a)	7,384	154,178
IRadimed Corp. (a)	1,307	33,681
iRhythm Technologies, Inc. (a)	6,599	916,337
Lantheus Holdings, Inc. (a)	15,138	323,499
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	3,011	146,877
LivaNova PLC (a)	7,876	580,697
Lucira Health, Inc.	1,893	22,905
Meridian Bioscience, Inc. (a)	8,406	220,658
Merit Medical Systems, Inc. (a)	12,350	739,518
Mesa Laboratories, Inc.	1,070	260,545
Milestone Scientific, Inc. (a)	9,230	32,951
Misonix, Inc. (a)	1,135	22,235
Natus Medical, Inc. (a)	2,442	62,540
Nemaura Medical, Inc. (a)	1,534	11,720
Neogen Corp. (a)	12,004	1,067,036
Nevro Corp. (a)	7,763	1,082,939
NuVasive, Inc. (a)	11,725	768,691
OraSure Technologies, Inc. (a)	9,955	116,175
Ortho Clinical Diagnostics Holdings PLC	16,016	309,029
OrthoPediatrics Corp. (a)	2,982	145,373
Outset Medical, Inc. (b)	1,842	100,186
PAVmed, Inc. (a)	14,152	62,835
Pulmonx Corp. (b)	2,104	96,237
Pulse Biosciences, Inc. (a)	3,232	76,534
Quotient Ltd. (a)	16,533	60,841
Repro Medical Systems, Inc. (a)	6,083	21,412
Retractable Technologies, Inc. (a)(b)	2,924	37,486
Rockwell Medical Technologies, Inc. (a)(b)	13,634	15,815
Shockwave Medical, Inc. (a)	6,516	848,774
SI-BONE, Inc. (a)	6,585	209,469
Sientra, Inc. (a)	9,502	69,270
Silk Road Medical, Inc. (a)	6,278	317,981
Soliton, Inc. (a)	1,593	27,989
Staar Surgical Co. (a)	10,474	1,104,064
Stereotaxis, Inc. (a)	10,200	68,544
SurModics, Inc. (a)	3,030	169,892
Tactile Systems Technology, Inc. (a)	4,181	227,823
Talis Biomedical Corp.	2,393	30,750
Tela Bio, Inc. (a)	1,516	22,588
TransMedics Group, Inc. (a)	5,732	237,821
Utah Medical Products, Inc.	574	49,708
Vapotherm, Inc. (a)(b)	4,492	107,898
Venus Concept, Inc. (a)	3,787	8,899
ViewRay, Inc. (a)	10,182	44,292
VolitionRx Ltd. (a)	6,575	24,854
Wright Medical Group NV (c)	213	0
Zynex, Inc. (a)(b)	4,358	66,547
		18,684,303
Health Care Providers & Services - 3.8%
1Life Healthcare, Inc. (a)	17,950	701,486
Accolade, Inc. (a)(b)	5,966	270,677
AdaptHealth Corp. (a)	17,202	632,346
Addus HomeCare Corp. (a)	3,399	355,501
AMN Healthcare Services, Inc. (a)	10,653	785,126
Apollo Medical Holdings, Inc. (a)	4,600	124,614
Apria, Inc.	1,400	39,102
Avalon GloboCare Corp. (a)(b)	2,264	2,422
Biodesix, Inc. (a)	721	14,644
Castle Biosciences, Inc. (a)	3,346	229,067
Corvel Corp. (a)	1,977	202,820
Cross Country Healthcare, Inc. (a)	735	9,180
Exagen, Inc. (a)	1,069	18,708
Fulgent Genetics, Inc. (a)(b)	3,102	299,715
Hanger, Inc. (a)	978	22,318
HealthEquity, Inc. (a)	18,334	1,246,712
InfuSystems Holdings, Inc. (a)	3,405	69,326
LHC Group, Inc. (a)	6,925	1,324,129
Magellan Health Services, Inc. (a)	2,380	221,911
Modivcare, Inc. (a)	2,761	408,959
National Research Corp. Class A	3,041	142,410
Ontrak, Inc. (a)(b)	1,847	60,138
Option Care Health, Inc. (a)	18,370	325,884
Pennant Group, Inc. (a)	5,804	265,823
PetIQ, Inc. Class A (a)(b)	4,870	171,716
Progenity, Inc. (b)	4,094	19,487
Progyny, Inc. (a)	6,136	273,113
R1 RCM, Inc. (a)	24,707	609,769
RadNet, Inc. (a)	9,850	214,238
Select Medical Holdings Corp. (a)	24,795	845,510
Sharps Compliance Corp. (a)	3,442	49,462
Surgery Partners, Inc. (a)	5,879	260,205
Tenet Healthcare Corp. (a)	2,389	124,228
The Ensign Group, Inc.	11,791	1,106,467
The Joint Corp. (a)	3,055	147,770
Tivity Health, Inc. (a)	4,618	103,074
Triple-S Management Corp. (a)	399	10,386
U.S. Physical Therapy, Inc.	2,906	302,515
Viemed Healthcare, Inc. (a)	8,069	81,658
		12,092,616
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	1,893	28,423
Evolent Health, Inc. (a)	2,809	56,742
Health Catalyst, Inc. (a)(b)	7,676	359,007
HMS Holdings Corp. (a)	20,089	742,791
iCAD, Inc. (a)	4,666	99,013
Inovalon Holdings, Inc. Class A (a)	17,044	490,526
Inspire Medical Systems, Inc. (a)	5,981	1,238,007
NantHealth, Inc. (a)	6,370	20,448
Omnicell, Inc. (a)	9,696	1,259,220
OptimizeRx Corp. (a)	3,735	182,081
Phreesia, Inc. (a)	7,715	401,952
Schrodinger, Inc. (a)(b)	6,884	525,180
Simulations Plus, Inc.	3,464	219,063
Tabula Rasa HealthCare, Inc. (a)(b)	4,819	221,915
Vocera Communications, Inc. (a)	7,326	281,758
		6,126,126
Life Sciences Tools & Services - 1.7%
Champions Oncology, Inc. (a)	1,605	18,137
ChromaDex, Inc. (a)	9,448	88,244
Codexis, Inc. (a)	13,244	303,155
Fluidigm Corp. (a)(b)	1,212	5,478
Luminex Corp.	9,837	313,800
Medpace Holdings, Inc. (a)	6,298	1,033,187
Nanostring Technologies, Inc. (a)	8,758	575,488
NeoGenomics, Inc. (a)	24,847	1,198,371
Pacific Biosciences of California, Inc. (a)	36,477	1,215,049
Personalis, Inc. (a)	6,038	148,595
Quanterix Corp. (a)	5,511	322,228
		5,221,732
Pharmaceuticals - 2.4%
AcelRx Pharmaceuticals, Inc. (a)	5,622	9,557
Aerie Pharmaceuticals, Inc. (a)(b)	8,374	149,643
Agile Therapeutics, Inc. (a)(b)	14,527	30,216
Amneal Pharmaceuticals, Inc. (a)	22,526	151,600
Amphastar Pharmaceuticals, Inc. (a)	8,204	150,297
Angion Biomedica Corp.	1,036	18,721
ANI Pharmaceuticals, Inc. (a)	1,091	39,429
Aquestive Therapeutics, Inc. (a)(b)	4,404	22,901
Arvinas Holding Co. LLC (a)	8,269	546,581
Atea Pharmaceuticals, Inc. (b)	2,606	160,921
Athira Pharma, Inc. (b)	2,508	46,147
Avenue Therapeutics, Inc. (a)	1,444	8,765
Axsome Therapeutics, Inc. (a)(b)	6,342	359,084
Biodelivery Sciences International, Inc. (a)	20,915	81,778
Cara Therapeutics, Inc. (a)	9,419	204,486
Cassava Sciences, Inc. (a)(b)	2,653	119,252
Cerecor, Inc. (a)	9,552	28,847
Chiasma, Inc. (a)(b)	11,642	36,439
Collegium Pharmaceutical, Inc. (a)	7,851	186,069
Corcept Therapeutics, Inc. (a)	22,205	528,257
CorMedix, Inc. (a)	6,856	68,491
Durect Corp. (a)	50,512	100,014
Eloxx Pharmaceuticals, Inc. (a)	5,966	19,807
Endo International PLC (a)	22,222	164,665
Eton Pharmaceuticals, Inc. (a)	3,937	28,819
Evofem Biosciences, Inc. (a)(b)	16,549	28,961
Evolus, Inc. (a)(b)	2,121	27,552
Fulcrum Therapeutics, Inc. (a)(b)	3,845	45,294
Graybug Vision, Inc. (b)	1,206	6,693
Harmony Biosciences Holdings, Inc. (a)	1,061	35,055
Harrow Health, Inc. (a)	5,121	34,567
IMARA, Inc.	1,652	13,943
Innoviva, Inc. (a)	14,298	170,861
Intra-Cellular Therapies, Inc. (a)	5,781	196,149
Kala Pharmaceuticals, Inc. (a)(b)	9,294	62,642
Kaleido Biosciences, Inc. (a)(b)	3,082	24,964
Landos Biopharma, Inc.	1,123	10,814
Liquidia Technologies, Inc. (a)	5,997	16,132
Lyra Therapeutics, Inc.	1,496	17,339
Marinus Pharmaceuticals, Inc. (a)(b)	6,594	102,075
NGM Biopharmaceuticals, Inc. (a)	5,427	157,763
Ocular Therapeutix, Inc. (a)	16,766	275,130
Odonate Therapeutics, Inc. (a)	3,553	12,151
Omeros Corp. (a)(b)	13,423	238,929
OptiNose, Inc. (a)(b)	8,132	30,007
Osmotica Pharmaceuticals PLC (a)(b)	1,949	6,354
Pacira Biosciences, Inc. (a)	9,752	683,518
Paratek Pharmaceuticals, Inc. (a)	9,599	67,769
Phathom Pharmaceuticals, Inc. (a)	2,628	98,708
Phibro Animal Health Corp. Class A	4,249	103,676
Pliant Therapeutics, Inc.	4,316	169,748
Prestige Brands Holdings, Inc. (a)	3,965	174,777
Provention Bio, Inc. (a)	12,017	126,118
Relmada Therapeutics, Inc. (a)(b)	3,278	115,418
Revance Therapeutics, Inc. (a)	11,046	308,736
Satsuma Pharmaceuticals, Inc. (a)	1,685	9,958
scPharmaceuticals, Inc. (a)	1,708	11,358
SIGA Technologies, Inc. (a)	11,953	77,695
Strongbridge Biopharma PLC (a)	9,383	25,897
Supernus Pharmaceuticals, Inc. (a)	2,466	64,560
Tarsus Pharmaceuticals, Inc. (a)	1,132	36,484
Terns Pharmaceuticals, Inc.	1,560	34,320
TherapeuticsMD, Inc. (a)	65,484	87,749
Theravance Biopharma, Inc. (a)	9,067	185,057
Tricida, Inc. (a)(b)	6,679	35,332
Verrica Pharmaceuticals, Inc. (a)(b)	2,830	42,875
Vyne Therapeutics, Inc. (a)(b)	1,349	9,234
WAVE Life Sciences (a)	7,630	42,804
Xeris Pharmaceuticals, Inc. (a)(b)	10,039	45,276
Zogenix, Inc. (a)	12,682	247,553
		7,578,781

TOTAL HEALTH CARE		104,585,995

INDUSTRIALS - 14.7%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc.	16,504	775,028
AeroVironment, Inc. (a)	4,967	576,470
Cubic Corp.	852	63,534
Kaman Corp.	592	30,364
Kratos Defense & Security Solutions, Inc. (a)	27,846	759,639
National Presto Industries, Inc.	57	5,818
PAE, Inc. (a)	13,353	120,444
Parsons Corp. (a)	3,664	148,172
Vectrus, Inc. (a)	970	51,837
		2,531,306
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	13,464	393,957
Atlas Air Worldwide Holdings, Inc. (a)	381	23,028
Forward Air Corp.	3,845	341,474
		758,459
Airlines - 0.0%
Allegiant Travel Co.	352	85,909
Building Products - 2.1%
AAON, Inc.	9,318	652,353
Advanced Drain Systems, Inc.	12,853	1,328,872
Alpha PRO Tech Ltd. (a)(b)	2,900	28,304
Apogee Enterprises, Inc.	891	36,424
Builders FirstSource, Inc. (a)	23,983	1,112,092
Cornerstone Building Brands, Inc. (a)	4,166	58,449
CSW Industrials, Inc.	3,110	419,850
Gibraltar Industries, Inc. (a)	1,684	154,103
Masonite International Corp. (a)	5,559	640,619
PGT Innovations, Inc. (a)	4,851	122,488
Simpson Manufacturing Co. Ltd.	9,946	1,031,699
UFP Industries, Inc.	11,480	870,643
		6,455,896
Commercial Services & Supplies - 1.5%
Brady Corp. Class A	8,087	432,250
Casella Waste Systems, Inc. Class A (a)	9,658	613,959
Cimpress PLC (a)	1,316	131,771
Covanta Holding Corp.	10,505	145,599
Healthcare Services Group, Inc.	17,082	478,808
Interface, Inc.	2,383	29,740
Montrose Environmental Group, Inc. (a)	1,881	94,407
Pitney Bowes, Inc.	15,163	124,943
Tetra Tech, Inc.	12,299	1,669,220
The Brink's Co.	11,264	892,447
UniFirst Corp.	190	42,505
		4,655,649
Construction & Engineering - 0.7%
Ameresco, Inc. Class A (a)	5,628	273,690
Comfort Systems U.S.A., Inc.	2,382	178,102
Construction Partners, Inc. Class A (a)	2,886	86,234
Dycom Industries, Inc. (a)	5,055	469,357
EMCOR Group, Inc.	1,044	117,095
Granite Construction, Inc.	1,115	44,879
HC2 Holdings, Inc. (a)	11,260	44,364
IES Holdings, Inc. (a)	632	31,859
MasTec, Inc. (a)	902	84,517
MYR Group, Inc. (a)	2,377	170,360
NV5 Global, Inc. (a)	2,306	222,690
Primoris Services Corp.	6,175	204,578
Sterling Construction Co., Inc. (a)	1,054	24,453
Willscot Mobile Mini Holdings (a)	13,983	388,028
		2,340,206
Electrical Equipment - 2.7%
Allied Motion Technologies, Inc.	1,469	75,404
Atkore, Inc. (a)	10,684	768,180
Bloom Energy Corp. Class A (a)	19,086	516,276
EnerSys	885	80,358
FuelCell Energy, Inc. (a)(b)	47,780	688,510
Orion Energy Systems, Inc. (a)	6,326	44,029
Plug Power, Inc. (a)	94,057	3,370,994
Sunrun, Inc. (a)	36,246	2,192,158
TPI Composites, Inc. (a)	7,044	397,493
Vicor Corp. (a)	4,420	375,833
		8,509,235
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	655	25,106
Machinery - 3.2%
Agrify Corp.	597	7,451
Alamo Group, Inc.	1,826	285,130
Albany International Corp. Class A	5,792	483,458
Blue Bird Corp. (a)	1,382	34,591
Douglas Dynamics, Inc.	4,656	214,874
Energy Recovery, Inc. (a)	9,168	168,141
Enerpac Tool Group Corp. Class A	5,073	132,507
ESCO Technologies, Inc.	5,344	581,908
Evoqua Water Technologies Corp. (a)	26,413	694,662
ExOne Co. (a)	2,513	78,808
Federal Signal Corp.	12,549	480,627
Franklin Electric Co., Inc.	9,704	766,034
Gencor Industries, Inc. (a)	30	402
Gorman-Rupp Co.	494	16,356
Helios Technologies, Inc.	3,115	226,990
Hydrofarm Holdings Group, Inc.	922	55,615
John Bean Technologies Corp.	7,154	953,914
Kadant, Inc.	2,605	481,951
Lindsay Corp.	2,468	411,218
Luxfer Holdings PLC sponsored	171	3,639
Meritor, Inc. (a)	12,126	356,747
Mueller Water Products, Inc. Class A	1,884	26,169
Omega Flex, Inc.	657	103,727
Proto Labs, Inc. (a)	6,115	744,501
RBC Bearings, Inc. (a)	5,619	1,105,651
REV Group, Inc.	739	14,159
Rexnord Corp.	2,095	98,654
SPX Corp. (a)	7,292	424,905
Tennant Co.	4,147	331,304
The Shyft Group, Inc.	7,890	293,508
Watts Water Technologies, Inc. Class A	2,706	321,500
Welbilt, Inc. (a)	8,330	135,363
		10,034,464
Professional Services - 1.7%
ASGN, Inc. (a)	9,614	917,560
Barrett Business Services, Inc.	119	8,194
CBIZ, Inc. (a)	1,937	63,262
CRA International, Inc.	1,296	96,733
Exponent, Inc.	11,706	1,140,750
Forrester Research, Inc. (a)	2,498	106,115
Franklin Covey Co. (a)	2,874	81,305
Huron Consulting Group, Inc. (a)	466	23,477
ICF International, Inc.	2,046	178,820
Insperity, Inc.	4,075	341,241
KBR, Inc.	4,050	155,480
Kforce, Inc.	4,479	240,074
ManTech International Corp. Class A	2,625	228,244
Mastech Digital, Inc. (a)	895	15,761
Red Violet, Inc. (a)	1,571	28,938
TriNet Group, Inc. (a)	9,393	732,278
Upwork, Inc. (a)	21,199	949,079
Willdan Group, Inc. (a)	1,676	68,800
		5,376,111
Road& Rail - 1.0%
Avis Budget Group, Inc. (a)	12,030	872,656
Daseke, Inc. (a)	10,534	89,434
Marten Transport Ltd.	6,434	109,185
P.A.M. Transportation Services, Inc. (a)	53	3,270
Saia, Inc. (a)	6,000	1,383,480
Universal Logistics Holdings, Inc.	1,136	29,888
Werner Enterprises, Inc.	12,055	568,634
		3,056,547
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	3,501	319,186
Boise Cascade Co.	1,571	93,993
CAI International, Inc.	701	31,910
EVI Industries, Inc. (a)(b)	1,170	33,661
Herc Holdings, Inc. (a)	326	33,034
Lawson Products, Inc. (a)	602	31,220
McGrath RentCorp.	3,135	252,838
SiteOne Landscape Supply, Inc. (a)	10,038	1,713,888
Systemax, Inc.	1,864	76,648
Transcat, Inc. (a)	1,611	79,068
		2,665,446

TOTAL INDUSTRIALS		46,494,334

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.7%
CalAmp Corp. (a)	4,983	54,066
Calix Networks, Inc. (a)	12,045	417,480
Cambium Networks Corp. (a)	1,853	86,572
Casa Systems, Inc. (a)	7,278	69,359
Clearfield, Inc. (a)	2,565	77,283
Extreme Networks, Inc. (a)	27,558	241,133
Genasys, Inc. (a)	7,831	52,389
Infinera Corp. (a)(b)	18,682	179,908
Inseego Corp. (a)(b)	15,939	159,390
Plantronics, Inc.	2,578	100,310
Resonant, Inc. (a)	12,068	51,168
Viavi Solutions, Inc. (a)	52,063	817,389
		2,306,447
Electronic Equipment & Components - 2.4%
908 Devices, Inc.	1,310	63,535
Akoustis Technologies, Inc. (a)(b)	8,318	110,962
Badger Meter, Inc.	6,640	617,985
ePlus, Inc. (a)	2,506	249,698
Fabrinet (a)	8,369	756,474
FARO Technologies, Inc. (a)	3,752	324,811
II-VI, Inc. (a)	20,671	1,413,276
Insight Enterprises, Inc. (a)	2,142	204,390
Intellicheck, Inc. (a)	4,216	35,330
Iteris, Inc. (a)	9,701	59,855
Itron, Inc. (a)	10,054	891,287
Luna Innovations, Inc. (a)	6,877	72,415
Methode Electronics, Inc. Class A	1,386	58,184
Napco Security Technolgies, Inc. (a)	3,219	112,118
nLIGHT, Inc. (a)	8,040	260,496
Novanta, Inc. (a)	7,791	1,027,555
OSI Systems, Inc. (a)	3,847	369,697
Par Technology Corp. (a)(b)	4,349	284,468
PC Connection, Inc.	99	4,593
Plexus Corp. (a)	5,256	482,711
Research Frontiers, Inc. (a)(b)	5,866	16,659
Rogers Corp. (a)	735	138,334
Wrap Technologies, Inc. (a)(b)	2,523	14,028
		7,568,861
IT Services - 2.6%
BM Technologies, Inc.	39	409
Brightcove, Inc. (a)	9,025	181,583
Cardtronics PLC (a)	5,960	231,248
Cass Information Systems, Inc.	3,208	148,434
CSG Systems International, Inc.	7,339	329,448
EVERTEC, Inc.	13,729	510,993
EVO Payments, Inc. Class A (a)	10,514	289,345
ExlService Holdings, Inc. (a)	7,546	680,347
GreenSky, Inc. Class A (a)	14,377	88,994
Grid Dynamics Holdings, Inc. (a)	6,328	100,805
GTT Communications, Inc. (a)(b)	6,891	12,611
Hackett Group, Inc.	4,958	81,262
i3 Verticals, Inc. Class A (a)	4,245	132,126
IBEX Ltd. (a)	507	11,154
International Money Express, Inc. (a)	6,713	100,762
Limelight Networks, Inc. (a)(b)	27,750	99,068
Liveramp Holdings, Inc. (a)	12,024	623,805
Maximus, Inc.	13,910	1,238,546
NIC, Inc.	14,994	508,746
Paysign, Inc. (a)(b)	7,066	30,878
Perficient, Inc. (a)	7,445	437,170
Perspecta, Inc.	26,286	763,608
PFSweb, Inc. (a)	2,640	17,820
Priority Technology Holdings, Inc. (a)	1,744	12,103
Rackspace Technology, Inc. (a)(b)	6,563	156,068
Repay Holdings Corp. (a)	15,399	361,569
Sykes Enterprises, Inc. (a)	458	20,189
Ttec Holdings, Inc.	4,145	416,365
Tucows, Inc. (a)	2,115	163,913
Unisys Corp. (a)	1,358	34,520
Verra Mobility Corp. (a)	30,665	415,051
		8,198,940
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc.	8,688	948,469
Ambarella, Inc. (a)	2,333	234,210
Amkor Technology, Inc.	3,815	90,454
Atomera, Inc. (a)	4,162	101,969
Axcelis Technologies, Inc. (a)	6,971	286,438
Brooks Automation, Inc.	16,625	1,357,431
Ceva, Inc. (a)	5,034	282,659
CMC Materials, Inc.	6,630	1,172,118
Cohu, Inc.	637	26,652
CyberOptics Corp. (a)	1,572	40,825
Diodes, Inc. (a)	1,707	136,287
DSP Group, Inc. (a)	4,450	63,413
FormFactor, Inc. (a)	17,655	796,417
Ichor Holdings Ltd. (a)	6,215	334,367
Impinj, Inc. (a)	3,902	221,907
Lattice Semiconductor Corp. (a)	31,063	1,398,456
MACOM Technology Solutions Holdings, Inc. (a)	10,987	637,466
Maxeon Solar Technologies Ltd. (a)(b)	1,688	53,273
MaxLinear, Inc. Class A (a)	9,403	320,454
NeoPhotonics Corp. (a)	7,852	93,831
NVE Corp.	941	65,964
Onto Innovation, Inc. (a)	2,692	176,891
PDF Solutions, Inc. (a)	5,973	106,200
Pixelworks, Inc. (a)	8,965	29,674
Power Integrations, Inc.	13,460	1,096,721
Semtech Corp. (a)	14,725	1,016,025
Silicon Laboratories, Inc. (a)	9,876	1,393,207
SiTime Corp. (a)	2,670	263,262
SMART Global Holdings, Inc. (a)	3,138	144,411
SunPower Corp. (a)(b)	12,141	406,116
Synaptics, Inc. (a)	7,545	1,021,744
Ultra Clean Holdings, Inc. (a)	9,186	533,155
		14,850,466
Software - 9.5%
8x8, Inc. (a)	24,337	789,492
A10 Networks, Inc. (a)	13,754	132,176
ACI Worldwide, Inc. (a)	26,133	994,361
Agilysys, Inc. (a)	4,347	208,482
Alarm.com Holdings, Inc. (a)	10,861	938,173
Altair Engineering, Inc. Class A (a)	9,907	619,881
American Software, Inc. Class A	6,780	140,346
AppFolio, Inc. (a)	3,736	528,308
Appian Corp. Class A (a)(b)	8,127	1,080,485
Avaya Holdings Corp. (a)	19,091	535,121
Benefitfocus, Inc. (a)	6,579	90,856
Blackbaud, Inc.	11,095	788,633
BlackLine, Inc. (a)	11,646	1,262,426
Bottomline Technologies, Inc. (a)	10,141	458,880
Box, Inc. Class A (a)	32,755	752,055
ChannelAdvisor Corp. (a)	6,387	150,414
Cloudera, Inc. (a)	22,791	277,366
Cognyte Software Ltd. (a)	6,627	184,297
CommVault Systems, Inc. (a)	9,664	623,328
Cornerstone OnDemand, Inc. (a)	14,043	611,994
Digimarc Corp. (a)(b)	2,552	75,692
Digital Turbine, Inc. (a)	19,234	1,545,644
Domo, Inc. Class B (a)	6,104	343,594
Ebix, Inc. (b)	3,372	108,005
eGain Communications Corp. (a)	1,818	17,253
Envestnet, Inc. (a)	12,137	876,656
Intelligent Systems Corp. (a)	1,752	71,674
InterDigital, Inc.	2,108	133,753
j2 Global, Inc. (a)	9,887	1,185,056
LivePerson, Inc. (a)	14,237	750,859
MicroStrategy, Inc. Class A (a)(b)	1,050	712,740
Mimecast Ltd. (a)	13,355	537,005
Mitek Systems, Inc. (a)	9,741	142,024
Model N, Inc. (a)	7,957	280,325
ON24, Inc. (a)	1,393	67,574
Onespan, Inc. (a)	7,582	185,759
Park City Group, Inc. (a)	441	2,695
Ping Identity Holding Corp. (a)	8,461	185,550
Progress Software Corp.	10,102	445,094
PROS Holdings, Inc. (a)	9,184	390,320
Q2 Holdings, Inc. (a)	11,478	1,150,096
QAD, Inc. Class A	2,660	177,103
Qualys, Inc. (a)(b)	7,778	814,979
Rapid7, Inc. (a)	11,800	880,398
Rimini Street, Inc. (a)	5,257	47,155
SailPoint Technologies Holding, Inc. (a)	20,109	1,018,320
Sapiens International Corp. NV	6,234	198,179
SecureWorks Corp. (a)	35	468
ShotSpotter, Inc. (a)(b)	1,848	64,809
Smith Micro Software, Inc. (a)	8,025	44,178
Sprout Social, Inc. (a)	6,393	369,260
SPS Commerce, Inc. (a)	8,114	805,801
Sumo Logic, Inc.	2,640	49,790
SVMK, Inc. (a)	28,093	514,664
Telos Corp.	3,143	119,183
Tenable Holdings, Inc. (a)	16,287	589,345
Upland Software, Inc. (a)	6,104	288,048
Varonis Systems, Inc. (a)	23,160	1,189,034
Verint Systems, Inc. (a)	6,676	303,691
Veritone, Inc. (a)(b)	6,032	144,647
Viant Technology, Inc. (b)	1,952	103,241
VirnetX Holding Corp. (b)	7,604	42,354
Workiva, Inc. (a)	9,070	800,518
Xperi Holding Corp.	1,654	36,008
Yext, Inc. (a)	24,162	349,866
Zix Corp. (a)	12,623	95,304
Zuora, Inc. (a)	23,655	350,094
		29,770,879
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	7,171	151,380
Corsair Gaming, Inc. (b)	2,980	99,204
Diebold Nixdorf, Inc. (a)	6,382	90,178
Immersion Corp. (a)	2,998	28,721
Intevac, Inc. (a)	1,130	8,080
Quantum Corp. (a)	1,687	14,053
Super Micro Computer, Inc. (a)	2,827	110,423
		502,039

TOTAL INFORMATION TECHNOLOGY		63,197,632

MATERIALS - 2.6%
Chemicals - 1.6%
American Vanguard Corp.	1,180	24,084
Amyris, Inc. (a)	2,324	44,388
Balchem Corp.	6,718	842,504
Chase Corp.	1,660	193,207
Ferro Corp. (a)	13,634	229,869
GCP Applied Technologies, Inc. (a)	8,643	212,099
H.B. Fuller Co.	7,705	484,722
Hawkins, Inc.	2,360	79,107
Ingevity Corp. (a)	9,492	716,931
Innospec, Inc.	4,508	462,927
Koppers Holdings, Inc. (a)	2,850	99,066
Marrone Bio Innovations, Inc. (a)	14,827	30,988
Orion Engineered Carbons SA	7,609	150,049
PQ Group Holdings, Inc.	1,332	22,244
Quaker Chemical Corp.	3,036	740,086
Sensient Technologies Corp.	3,926	306,228
Stepan Co.	363	46,141
Trinseo SA	2,708	172,418
Tronox Holdings PLC	8,702	159,247
		5,016,305
Construction Materials - 0.1%
Forterra, Inc.(a)	6,657	154,775
United States Lime & Minerals, Inc.	12	1,605
		156,380
Containers & Packaging - 0.2%
Myers Industries, Inc.	2,954	58,371
O-I Glass, Inc.	27,698	408,269
Pactiv Evergreen, Inc.	1,808	24,842
UFP Technologies, Inc. (a)	73	3,637
		495,119
Metals & Mining - 0.3%
Caledonia Mining Corp. PLC	899	12,847
Compass Minerals International, Inc.	7,747	485,892
Gatos Silver, Inc.	1,434	14,297
Materion Corp.	1,395	92,405
Novagold Resources, Inc. (a)	50,573	443,019
		1,048,460
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	25,121	1,393,211

TOTAL MATERIALS		8,109,475

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexanders, Inc.	476	131,995
Bluerock Residential Growth (REIT), Inc.	2,100	21,231
Broadstone Net Lease, Inc.	1,424	26,059
CareTrust (REIT), Inc.	3,489	81,241
CatchMark Timber Trust, Inc.	1,833	18,660
CIM Commercial Trust Corp.	2,719	35,048
Clipper Realty, Inc.	3,273	25,922
Community Healthcare Trust, Inc.	5,338	246,189
Easterly Government Properties, Inc.	19,298	400,048
EastGroup Properties, Inc.	8,600	1,232,208
Four Corners Property Trust, Inc.	17,178	470,677
Gladstone Commercial Corp.	2,213	43,286
Gladstone Land Corp.	2,800	51,240
Indus Realty Trust, Inc.	536	32,246
LTC Properties, Inc.	3,750	156,450
Monmouth Real Estate Investment Corp. Class A	19,811	350,457
National Health Investors, Inc.	3,412	246,619
National Storage Affiliates Trust	14,572	581,860
NETSTREIT Corp.	915	16,918
NexPoint Residential Trust, Inc.	957	44,108
Plymouth Industrial REIT, Inc.	5,979	100,746
PS Business Parks, Inc.	4,695	725,753
QTS Realty Trust, Inc. Class A	13,969	866,637
Ryman Hospitality Properties, Inc.	10,027	777,193
Safehold, Inc.	2,334	163,613
Saul Centers, Inc.	2,521	101,117
Stag Industrial, Inc.	3,531	118,677
Terreno Realty Corp.	6,945	401,213
UMH Properties, Inc.	6,926	132,771
Uniti Group, Inc.	44,438	490,151
Universal Health Realty Income Trust (SBI)	2,629	178,194
		8,268,527
Real Estate Management & Development - 0.8%
Alset Ehome International, Inc.	97	1,122
Altisource Portfolio Solutions SA (a)	3	28
Cushman & Wakefield PLC (a)	8,744	142,702
eXp World Holdings, Inc. (a)(b)	11,402	519,361
Fathom Holdings, Inc. (a)(b)	391	14,322
Marcus & Millichap, Inc. (a)	579	19,512
Maui Land & Pineapple, Inc. (a)	345	3,985
Redfin Corp. (a)	22,812	1,519,051
The RMR Group, Inc.	3,156	128,796
The St. Joe Co.	3,744	160,618
		2,509,497

TOTAL REAL ESTATE		10,778,024

UTILITIES - 1.5%
Electric Utilities - 0.1%
Genie Energy Ltd. Class B	2,915	18,481
MGE Energy, Inc.	2,213	157,986
Otter Tail Corp.	3,085	142,434
Spark Energy, Inc. Class A, (b)	2,719	29,039
		347,940
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. A Shares	3,533	269,815
Chesapeake Utilities Corp.	3,695	428,916
Northwest Natural Holding Co.	773	41,703
ONE Gas, Inc.	1,395	107,289
RGC Resources, Inc.	790	17,522
South Jersey Industries, Inc. (b)	13,732	310,069
Southwest Gas Holdings, Inc.	1,098	75,444
		1,250,758
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	2,199	6,355
Brookfield Renewable Corp.	2,457	114,988
Clearway Energy, Inc.:
Class A	704	18,663
Class C	4,540	127,756
Ormat Technologies, Inc. (b)	10,024	787,185
Sunnova Energy International, Inc. (a)	1,573	64,210
		1,119,157
Water Utilities - 0.6%
American States Water Co.	8,417	636,494
Artesian Resources Corp. Class A	52	2,048
Cadiz, Inc. (a)	2,700	25,893
California Water Service Group	10,437	588,021
Global Water Resources, Inc.	2,759	44,999
Middlesex Water Co.	3,919	309,679
Pure Cycle Corp. (a)	4,728	63,450
SJW Corp.	3,200	201,568
York Water Co.	2,967	145,294
		2,017,446

TOTAL UTILITIES		4,735,301

TOTAL COMMON STOCKS
(Cost $266,690,776)		314,369,105

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.06% (d)	429,194	429,280
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	23,607,499	23,609,860
TOTAL MONEY MARKET FUNDS
(Cost $24,039,140)		24,039,140
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $290,729,916)		338,408,245
NET OTHER ASSETS (LIABILITIES) - (7.5)%(f)		(23,474,511)
NET ASSETS - 100%		$314,933,734

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	June 2021	$777,875	$(287)	$(287)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $39,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,240
Fidelity Securities Lending Cash Central Fund	113,255
Total	$114,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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